Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(7.00%)	(7.00%)
Permanent differences	0.50%	11.40%
True up adjustments	2.10%	(0.90%)
Change in valuation allowance	25.40%	17.50%
Effective income tax rate	0.00%	0.00%